Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	As of March 31, 2020	As of March 31, 2019
Buildings	$469,765	$463,464
Electronic equipment	151,413	236,973
Office equipment and furniture	203,814	260,537
Motor vehicles	151,308	159,842
Software	353,550	313,325
Leasehold improvements	78,848	83,295
Subtotal	1,408,698	1,517,436
Less: accumulated depreciation and amortization	(633,233)	(648,634)
Property and equipment, net	$775,465	$868,802